Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2017
Employee Benefit Plans
Schedule of inputs were used in benefit calculations

	Years ended March 31,
	2017	2016
Discount rate at April 1, 2016 and 2015	0.5%	0.9%
Expected rate of return on plan assets at April 1, 2016 and 2015	2.5%	3.0%
Discount rate at March 31, 2017 and 2016	0.6%	0.5%
Expected rate of return on plan assets at March 31, 2017 and 2016	2.5%	2.5%
Future salary increases	1.0%	1.5%
Future pension increases	0.0%	0.0%
Expected average remaining working lives in years	11	11

Schedule of change in the projected benefit obligations

	For the years ended March 31,
	2017	2016
Balance at the beginning of period	$1,989	$603
Interest cost	9	11
Current service cost	458	398
Prior service costs	—	(50)
Contributions by plan participants	(742)	699
Actuarial loss on obligation	(619)	287
Foreign currency exchange rate changes	(54)	41

Balance at the end of period	$1,041	$1,989

Schedule of fair value of pension plan's investments

	For the years ended March 31,
	2017	2016
Balance at the beginning of period	$1,199	$274
Actual return on plan assets	(50)	(26)
Contribution paid	251	233
Benefits (paid)/deposited	(742)	699
Foreign currency exchange rate changes	(33)	19

Balance at the end of period	$625	$1,199

Schedule of the funded status of the plan
	As of March 31,
	2017	2016
Benefit obligations	$1,041	$1,989
Fair value of plan assets	625	1,199

Underfunded	$416	$790